SIGNIFICANT ACCOUNTING POLICIES ERROR CORRECTION SCHEDULE - EQUITY STATEMENT AND CASH FLOWS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statements of Equity:
Beginning of year	$ 15,595	$ 16,454
Other comprehensive income (loss)	(229)	(857)	$ 868
Net income (loss) attributable to noncontrolling interest	553	1,065	3,187
End of year	14,445	15,595	16,454
Cash flow from operating activities:
Policy charges and fee income	(3,344)	(3,291)	(3,150)
Interest credited to policyholders’ account balances	1,079	973	1,029
Net derivative (gains) loss	1,163	1,075	(3,555)
Amortization of deferred cost of reinsurance asset	159	121	292
Changes in:
Future policy benefits	431	631	1,486
Deferred policy acquisition costs	287	(254)	(350)
Reinsurance recoverable	304	929	314
Current and deferred income taxes	(826)	49	793
Other	(31)	(31)	59
Net cash provided by (used in) operating activities	(461)	(324)	(600)
Cash flows from financing activities:
Policyholders' accounts balance deposits	9,746	5,757	6,011
Policyholders' accounts balance transfer (to) from Separate Accounts	1,202	1,045	815
(Decrease) increase in overdrafts payable	(85)	80	(39)
Net cash provided by (used in) financing activities	5,751	3,114	3,804
As Previously Reported
Statements of Equity:
Beginning of year	17,595	18,108
Other comprehensive income (loss)	(238)	(910)	925
Net income (loss) attributable to noncontrolling interest	544	1,464	4,420
End of year	16,416	17,595	18,108
Cash flow from operating activities:
Policy charges and fee income	(3,423)	(3,208)	(3,115)
Interest credited to policyholders’ account balances	978	1,048	1,155
Net derivative (gains) loss	1,280	208	(5,409)
Amortization of deferred cost of reinsurance asset	159	39	302
Changes in:
Future policy benefits	803	878	1,518
Deferred policy acquisition costs	162	(331)	(413)
Reinsurance recoverable	(534)	(916)	(488)
Current and deferred income taxes	(771)	258	1,448
Other	31	111	(98)
Net cash provided by (used in) operating activities	(461)	(244)	(639)
Cash flows from financing activities:
Policyholders' accounts balance deposits	9,342	5,757	6,011
Policyholders' accounts balance transfer (to) from Separate Accounts	1,606	1,045	815
(Decrease) increase in overdrafts payable	(85)	0	0
Net cash provided by (used in) financing activities	5,751	3,034	3,843
Impact of Revisions
Statements of Equity:
Beginning of year	(35)	(38)
Other comprehensive income (loss)	(3)	3	0
Net income (loss) attributable to noncontrolling interest	(66)	0	(124)
End of year	(93)	(35)	(38)
Cash flow from operating activities:
Policy charges and fee income	(194)	(323)	(242)
Interest credited to policyholders’ account balances	101	(75)	(126)
Net derivative (gains) loss	(43)	140	65
Amortization of deferred cost of reinsurance asset	0	82	(10)
Changes in:
Future policy benefits	(30)	165	292
Deferred policy acquisition costs	97	17	29
Reinsurance recoverable	230	(13)	174
Current and deferred income taxes	(95)	7	(58)
Other	0	(80)	39
Net cash provided by (used in) operating activities	0	(80)	39
Cash flows from financing activities:
Policyholders' accounts balance deposits	404	0	0
Policyholders' accounts balance transfer (to) from Separate Accounts	(404)	0	0
(Decrease) increase in overdrafts payable	0	80	(39)
Net cash provided by (used in) financing activities	0	80	(39)
As Revised
Cash flow from operating activities:
Interest credited to policyholders’ account balances	1,079	973	1,029
Amortization of deferred cost of reinsurance asset	159	121	292
Changes in:
Reinsurance recoverable	(304)	(929)	(314)
Other	31	31	(59)
Cash flows from financing activities:
Policyholders' accounts balance deposits	9,746	5,757	6,011
Policyholders' accounts balance transfer (to) from Separate Accounts	1,202	1,045	815
(Decrease) increase in overdrafts payable	(85)	80	(39)
Net cash provided by (used in) financing activities	5,751	3,114	3,804
Additional Paid-in Capital
Statements of Equity:
Beginning of year	5,321	5,957	5,908
Deferred tax on dividend of AB Units	0	35	0
End of year	5,339	5,321	5,957
Additional Paid-in Capital | As Previously Reported
Statements of Equity:
Beginning of year	5,321	5,957	5,934
Deferred tax on dividend of AB Units	0	(35)	(26)
End of year	5,339	5,321	5,957
Additional Paid-in Capital | Impact of Revisions
Statements of Equity:
Beginning of year	0	0	(26)
Deferred tax on dividend of AB Units	0	0	26
End of year	0	0	0
Additional Paid-in Capital | As Revised
Statements of Equity:
Beginning of year	5,321	5,957	5,908
Deferred tax on dividend of AB Units	0	(35)	0
End of year	5,339	5,321	5,957
Retained Earnings
Statements of Equity:
Beginning of year	6,998	7,243	5,260
Beginning of year after accounting change	6,998	7,243	4,819
Stockholder dividends	(1,050)	(912)	(381)
Net income (loss) attributable to noncontrolling interest	57	667	2,805
End of year	6,005	6,998	7,243
Retained Earnings | As Previously Reported
Statements of Equity:
Beginning of year	8,958	8,809	5,205
Stockholder dividends	(1,050)	(912)	(429)
Net income (loss) attributable to noncontrolling interest	75	1,061	4,033
End of year	7,983	8,958	8,809
Retained Earnings | Impact of Revisions
Statements of Equity:
Beginning of year	(11)	(16)	55
Stockholder dividends	0	0	48
Net income (loss) attributable to noncontrolling interest	(93)	5	(119)
End of year	(104)	(11)	(16)
AOCI Attributable to Parent
Statements of Equity:
Beginning of year	215	285	(603)
Beginning of year after accounting change	215	285	(612)
Other comprehensive income (loss)	(212)	(842)	897
End of year	3	215	285
AOCI Attributable to Parent | As Previously Reported
Statements of Equity:
Beginning of year	228	351	(603)
Other comprehensive income (loss)	(221)	(895)	954
End of year	7	228	351
AOCI Attributable to Parent | Impact of Revisions
Statements of Equity:
Beginning of year	3	0
Other comprehensive income (loss)	(3)	3	0
End of year	0	3	0
Parent
Statements of Equity:
Beginning of year	12,536	13,487
End of year	11,349	12,536	13,487
Parent | As Previously Reported
Statements of Equity:
Beginning of year	14,509	15,119
End of year	13,331	14,509	15,119
Parent | Impact of Revisions
Statements of Equity:
Beginning of year	(8)	(16)
End of year	(104)	(8)	(16)
Noncontrolling Interest
Statements of Equity:
Beginning of year	3,059	2,967	2,934
Stockholder dividends	(384)	(414)	(401)
Other comprehensive income (loss)	(17)	(15)	(29)
Dividend of AB Units by AXA Equitable to AXA Financial	0	145	0
Net income (loss) attributable to noncontrolling interest	491	398	382
End of year	3,096	3,059	2,967
Noncontrolling Interest | As Previously Reported
Statements of Equity:
Beginning of year	3,086	2,989	2,903
Net income (loss)	464	403	387
Dividend of AB Units by AXA Equitable to AXA Financial	0	145	48
Other changes in noncontrolling interest	104	132	143
End of year	3,085	3,086	2,989
Noncontrolling Interest | Impact of Revisions
Statements of Equity:
Beginning of year	(27)	(22)	31
Net income (loss)	27	(5)	(5)
Dividend of AB Units by AXA Equitable to AXA Financial	0	0	(48)
Other changes in noncontrolling interest	11	0	0
End of year	11	(27)	(22)
Noncontrolling Interest | As Revised
Statements of Equity:
Beginning of year	3,059	2,967	2,934
Net income (loss)	491	398	382
Dividend of AB Units by AXA Equitable to AXA Financial	0	145	0
Other changes in noncontrolling interest	115	132	143
End of year	$ 3,096	$ 3,059	$ 2,967